UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07456

Name of Fund: BlackRock Senior High Income Fund, Inc. (ARK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Senior High Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)	Value

ARES CLO Funds, Series 2005- 10A, Class B, 0.68%, 9/18/17 (b)	$500	$410,000
Goldentree Loan Opportunities III, Ltd., Series 2007-3X, Class B, 0.94%, 5/01/22	700	535,500
LCM LP, Series 8A, Class C, 3.29%, 1/14/21 (b)	1,500	1,418,250

		2,363,750

Total Asset-Backed Securities – 1.0%		2,363,750

Common Stocks (c)	Shares

Automobiles — 0.0%
General Motors Co.	2,060	70,452

Building Products — 0.2%
Masonite Worldwide Holdings	12,832	474,784
Nortek, Inc.	2,570	105,370

		580,154

Capital Markets — 0.2%
E*Trade Financial Corp.	27,100	399,725

Chemicals — 0.0%
GEO Specialty Chemicals, Inc.	142,466	54,693
Wellman Holdings, Inc.	5,131	256

		54,949

Containers & Packaging —0.1%
Smurfit Kappa Plc	18,171	160,154

Metals & Mining — 0.1%
Euramax International	935	282,807

Paper & Forest Products —0.7%
Ainsworth Lumber Co. Ltd.	244,434	600,043
Ainsworth Lumber Co. Ltd. (b)	421,556	1,034,846

		1,634,889

Software — 0.2%
HMH Holdings/EduMedia	77,981	389,903

Total Common Stocks – 1.5%		3,573,033

Corporate Bonds	Par (000)

Aerospace & Defense — 0.7%
Bombardier, Inc., 7.75%, 3/15/20 (b)	900	967,500

Corporate Bonds	Par (000)	Value

Aerospace & Defense (concluded)
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	$600	$669,750

		1,637,250

Airlines — 0.8%
Air Canada, 9.25%, 8/01/15 (b)	700	731,500
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16	475	516,692
United Air Lines, Inc., 12.75%, 7/15/12	595	667,573

		1,915,765

Auto Components — 1.2%
Icahn Enterprises LP:
7.75%, 1/15/16	160	159,200
8.00%, 1/15/18	2,690	2,669,825
Venture Holdings Co. LLC (c)(d)(e):
12.00%, 6/01/09	700	—
Series B, 9.50%, 7/01/05	3,325	333

		2,829,358

Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b)	236	238,488

Building Products — 4.2%
Associated Materials LLC, 9.13%, 11/01/17 (b)	430	438,600
Building Materials Corp. of America, 7.00%, 2/15/20 (b)	675	695,250
CPG International I, Inc.:
7.50%, 7/01/12 (a)	3,500	3,478,125
10.50%, 7/01/13	1,500	1,524,375
Nortek, Inc., 11.00%, 12/01/13	2,581	2,716,947
Ply Gem Industries, Inc., 11.75%, 6/15/13	725	768,500

		9,621,797

Capital Markets — 0.1%
KKR Group Finance Co., 6.38%, 9/29/20 (b)	280	284,666

Chemicals — 3.0%
American Pacific Corp., 9.00%, 2/01/15	610	610,763
CF Industries, Inc., 6.88%, 5/01/18	770	845,075
GEO Specialty Chemicals, Inc. (b):
7.50%, 3/31/15 (f)(g)	1,869	1,214,605
10.00%, 3/31/15	1,839	1,195,168
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)	240	258,300

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
FKA	Formerly Known As
USD	US Dollar

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Chemicals (concluded)
Wellman Holdings, Inc., Subordinate Note (f):
(Second Lien), 10.00%, 1/29/19 (b)	$2,383	$2,073,210
(Third Lien), 5.00%, 1/29/19 (g)	1,680	655,335

		6,852,456

Commercial Banks — 2.0%
CIT Group, Inc.:
7.00%, 5/01/16	380	373,350
7.00%, 5/01/17	4,465	4,353,375

		4,726,725

Commercial Services & Supplies — 1.5%
ACCO Brands Corp., 10.63%, 3/15/15	365	406,062
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)	265	268,313
The Geo Group, Inc., 7.75%, 10/15/17	450	477,000
Mobile Mini, Inc., 7.88%, 12/01/20 (b)	195	199,631
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)	550	607,750
West Corp. (b):
8.63%, 10/01/18	1,185	1,232,400
7.88%, 1/15/19	330	325,875

		3,517,031

Consumer Finance — 0.9%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)	300	313,500
Ford Motor Credit Co. LLC:
3.04%, 1/13/12 (a)	1,340	1,340,000
6.63%, 8/15/17	400	412,288

		2,065,788

Containers & Packaging — 1.9%
Ball Corp., 6.75%, 9/15/20	325	346,125
Berry Plastics Corp., 8.25%, 11/15/15	1,100	1,144,000
Clondalkin Acquisition BV, 2.29%, 12/15/13 (a)(b)	2,000	1,845,000
Crown Americas LLC, 7.63%, 5/15/17	400	432,000
Graphic Packaging International, Inc., 9.50%, 6/15/17	555	602,175

		4,369,300

Diversified Financial Services — 3.5%
Ally Financial Inc.:
8.30%, 2/12/15	4,700	4,946,750
7.50%, 9/15/20 (b)	1,650	1,617,000
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	350	364,875
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)	850	886,125

Corporate Bonds	Par (000)	Value

Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc., 7.13%, 4/15/19 (b)	$250	$254,375

		8,069,125

Diversified Telecommunication Services — 2.3%
Frontier Communications Corp., 8.25%, 4/15/17	515	566,500
ITC Deltacom, Inc., 10.50%, 4/01/16	650	697,125
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)	180	191,700
Qwest Corp., 8.38%, 5/01/16	3,000	3,600,000
tw telecom holdings, Inc., 8.00%, 3/01/18	230	242,650

		5,297,975

Energy Equipment & Services — 0.5%
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	725	743,125
Frac Tech Services LLC, 7.13%, 11/15/18 (b)	470	466,475

		1,209,600

Food & Staples Retailing — 0.4%
Rite Aid Corp., 9.75%, 6/12/16	825	885,844

Food Products — 0.5%
B&G Foods, Inc., 7.63%, 1/15/18	500	518,125
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)	560	632,800

		1,150,925

Health Care Equipment & Supplies — 0.7%
DJO Finance LLC, 10.88%, 11/15/14	710	773,900
Hologic, Inc., 2.00%, 12/15/37 (f)(h)	830	769,825

		1,543,725

Health Care Providers & Services — 1.7%
American Renal Holdings, 8.38%, 5/15/18 (b)	245	253,575
HCA, Inc., 8.50%, 4/15/19	210	228,900
inVentiv Health Inc., 10.00%, 8/15/18 (b)	210	206,325
Tenet Healthcare Corp.:
10.00%, 5/01/18	850	949,875
8.88%, 7/01/19	2,230	2,374,950

		4,013,625

Health Care Technology — 0.9%
IMS Health, Inc., 12.50%, 3/01/18 (b)	1,580	1,840,700
MedAssets, Inc., 8.00%, 11/15/18 (b)	140	141,050
		1,981,750

2	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Hotels, Restaurants & Leisure — 1.1%
Diamond Resorts Corp., 12.00%, 8/15/18 (b)	$540	$550,800
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	397	327,525
MGM Resorts International:
10.38%, 5/15/14	720	799,200
11.13%, 11/15/17	750	847,500
Marina District Finance Co., Inc., 9.88%, 8/15/18 (b)	40	38,300
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (c)(d)	220	528

		2,563,853

Household Durables — 0.9%
Beazer Homes USA, Inc., 12.00%, 10/15/17	1,000	1,145,000
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16	900	910,125

		2,055,125

IT Services — 0.3%
First Data Corp., 10.55%, 9/24/15 (g)	705	595,471

Independent Power Producers & Energy Traders — 3.2%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)	1,600	1,684,000
Calpine Corp., 7.50%, 2/15/21 (b)	495	486,337
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)	1,065	1,089,659
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	790	810,267
NRG Energy, Inc.:
7.25%, 2/01/14	1,300	1,326,000
7.38%, 2/01/16	1,460	1,467,300
8.50%, 6/15/19	500	507,500

		7,371,063

Industrial Conglomerates — 1.6%
Sequa Corp. (b):
11.75%, 12/01/15	1,430	1,526,525
13.50%, 12/01/15 (g)	1,930	2,094,025

		3,620,550

Machinery — 1.3%
ESCO Corp., 4.17%, 12/15/13 (a)(b)	1,540	1,541,925
Navistar International Corp., 8.25%, 11/01/21	1,330	1,426,425

		2,968,350

Media — 5.4%
CCO Holdings LLC, 7.88%, 4/30/18 (b)	1,075	1,112,625
CSC Holdings, Inc., 8.50%, 4/15/14	390	427,538
Checkout Holding Corp., 11/15/15 (b)(i)	745	450,725
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	340	360,400

Corporate Bonds	Par (000)	Value

Media (concluded)
Clear Channel Worldwide Holdings, Inc. (concluded):
Series B, 9.25%, 12/15/17	$2,757	$2,943,097
DISH DBS Corp.:
7.00%, 10/01/13	850	905,250
6.63%, 10/01/14	750	777,187
Interactive Data Corp., 10.25%, 8/01/18 (b)	900	972,000
The McClatchy Co., 11.50%, 2/15/17	85	89,038
Nielsen Finance LLC, 11.63%, 2/01/14	1,000	1,140,000
ProQuest LLC, 9.00%, 10/15/18 (b)	220	226,600
Regal Entertainment Group, 9.13%, 8/15/18	290	305,950
UPC Germany GmbH, 8.13%, 12/01/17 (b)	1,500	1,560,000
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	1,250	1,320,312

		12,590,722

Metals & Mining — 1.5%
Drummond Co., Inc., 9.00%, 10/15/14 (b)	553	583,415
FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/15 (b)	1,080	1,093,500
RathGibson, Inc., 11.25%, 2/15/14 (c)(d)	2,175	10,875
Ryerson, Inc., 7.66%, 11/01/14 (a)	1,800	1,678,500

		3,366,290

Multiline Retail — 0.5%
Dollar General Corp., 11.88%, 7/15/17 (g)	948	1,099,680

Oil, Gas & Consumable Fuels — 4.5%
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17	825	1,080,750
10.75%, 2/01/18	75	91,406
Chesapeake Energy Corp., 6.63%, 8/15/20	1,382	1,392,365
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)	260	276,900
Consol Energy, Inc., 8.25%, 4/01/20 (b)	900	974,250
Crosstex Energy LP, 8.88%, 2/15/18	55	57,337
Denbury Resources, Inc.:
9.75%, 3/01/16	520	575,900
8.25%, 2/15/20	351	382,590
El Paso Corp., 7.00%, 6/15/17	825	869,255
Energy Transfer Equity LP, 7.50%, 10/15/20	555	574,425
Forest Oil Corp., 8.50%, 2/15/14	280	303,800
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)	350	358,750
Linn Energy LLC (b):
8.63%, 4/15/20	365	386,900
7.75%, 2/01/21	425	431,375
Massey Energy Co., 6.88%, 12/15/13	800	806,000

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)	$365	$383,250
OPTI Canada, Inc., 9.00%, 12/15/12 (b)	1,000	995,000
Petrohawk Energy Corp., 7.25%, 8/15/18	450	448,875

		10,389,128

Paper & Forest Products — 1.8%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(g)	1,356	1,213,776
Clearwater Paper Corp., 10.63%, 6/15/16	365	418,837
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)	1,630	1,801,150
Verso Paper Holdings LLC:
11.50%, 7/01/14	315	341,775
Series B, 4.04%, 8/01/14 (a)	485	431,650

		4,207,188

Pharmaceuticals — 0.4%
Angiotech Pharmaceuticals, Inc., 4.05%, 12/01/13 (a)	810	662,175
Valeant Pharmaceuticals International (b):
6.75%, 10/01/17	165	162,937
7.00%, 10/01/20	210	204,750

		1,029,862

Professional Services — 0.1%
FTI Consulting, Inc., 6.75%, 10/01/20 (b)	295	297,950

Real Estate Investment Trusts (REITs) — 0.3%
Omega Healthcare Investors, Inc.:
7.50%, 2/15/20	530	552,525
6.75%, 10/15/22 (b)	235	234,413

		786,938

Road & Rail — 0.1%
The Hertz Corp., 7.50%, 10/15/18 (b)	265	267,650

Specialty Retail — 0.4%
United Auto Group, Inc., 7.75%, 12/15/16	845	830,213

Textiles, Apparel & Luxury Goods — 0.3%
Phillips-Van Heusen Corp.:
7.38%, 5/15/20	485	520,163
7.75%, 11/15/23	215	234,525

		754,688

Wireless Telecommunication Services — 2.2%
Cricket Communications, Inc.:
10.00%, 7/15/15	90	94,950
7.75%, 5/15/16	1,770	1,809,825
Digicel Group Ltd., 12.00%, 4/01/14 (b)	800	928,000
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13	1,340	1,338,325
Series F, 5.95%, 3/15/14	100	96,500

Corporate Bonds	Par (000)	Value

Wireless Telecommunication Services (concluded)
Sprint Capital Corp.:
7.63%, 1/30/11	$220	$221,100
8.38%, 3/15/12	325	342,062
6.88%, 11/15/28	350	297,500

		5,128,262

Total Corporate Bonds – 52.8%		122,134,176

Floating Rate Loan Interests (a)

Aerospace & Defense — 0.7%
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked Deposit, 0.19%, 3/26/14	52	43,679
Term Loan, 2.26% - 2.29%, 3/26/14	864	732,633
TASC, Inc., Tranche B Term Loan, 5.75%, 12/18/15	873	875,529

		1,651,841

Airlines — 0.5%
Delta Air Lines, Inc., Credit-Linked Deposit Loan, 0.11% - 2.29%, 4/30/12	1,213	1,182,188

Auto Components — 1.7%
Allison Transmission, Inc., Term Loan, 3.04%, 8/07/14	2,606	2,515,134
Dana Holding Corp., Term Advance, 2.51% - 4.70%, 1/30/15	561	561,031
Global Autocare, Term Loan B, 6.00%, 11/02/16	815	815,509

		3,891,674

Automobiles — 0.7%
Ford Motor Co.:
Tranche B-1 Term Loan, 3.01% - 3.05%, 12/15/13	1,542	1,525,272
Tranche B-2 Term Loan, 3.01%, 12/15/13	170	167,457

		1,692,729

Biotechnology — 0.3%
Grifols SA, Term Loan B, 6.00%, 10/01/16	710	716,213

Building Products — 1.0%
Goodman Global, Inc.:
Term Loan B, 5.75%, 10/13/16	1,750	1,761,550
Term Loan (Second Lien), 9.00%, 10/13/17	600	613,650

		2,375,200

Capital Markets — 0.5%
Nuveen Investments, Inc., Term Loan (First Lien), 3.29%, 11/13/14	1,300	1,211,227

Chemicals — 4.2%
Arizona Chemical, Term Loan B, 6.75%, 11/18/16	600	603,375

4	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)	Value

Chemicals (concluded)
CF Industries, Inc., Term Loan B-1, 4.50%, 4/05/15	$407	$408,817
Chemtura Corp., Exit Term Loan, 5.50%, 8/16/16	800	804,666
Gentek Holding, LLC, Term Loan B, 6.75%, 9/30/15	1,400	1,417,500
Lyondell Chemical Co., Exit Term Loan, 5.50%, 4/08/16	375	375,387
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan (First Lien), 3.51% - 3.73%, 7/30/14	1,676	1,592,634
Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 5/15/14	736	737,585
Solutia, Inc., Term Loan, 4.50%, 3/17/17	903	906,488
Styron Sarl, Term Loan, 7.50%, 6/17/16	790	799,875
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 12/24/15	2,080	2,088,674

		9,735,001

Commercial Banks — 0.5%
CIT Group, Inc., Tranche 3 Term Loan, 6.25%, 1/20/12	1,213	1,231,042

Commercial Services & Supplies — 3.5%
ARAMARK Corp.:
Letter of Credit-1 Facility, 0.10%, 1/26/14	33	32,562
Letter of Credit-2 Facility, 0.10%, 7/26/16	19	18,573
US Term Loan, 2.16%, 1/26/14	410	404,213
US Term Loan B, 3.54%, 7/26/16	284	282,408
AWAS Finance Luxembourg Sarl, Term Loan B, 7.75%, 6/10/16	1,125	1,145,625
Altegrity, Inc., Incremental Term Loan, 7.75%, 2/21/15	1,496	1,499,991
Casella Waste Systems, Inc., Term Loan B, 7.00%, 4/09/14	217	218,608
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16	1,075	1,091,317
International Lease Finance Corp., Term Loan 1, 6.75%, 3/17/15	1,500	1,519,285
Quad/Graphics, Inc., Term Loan, 5.50%, 4/20/16	499	487,736
Synagro Technologies, Inc., Term Loan (First Lien), 2.26%, 4/02/14	554	487,999
Volume Services America, Inc. (Centerplate), Term Loan B, 10.75%, 8/24/16	1,000	997,500

		8,185,817

Communications Equipment — 0.3%
Avaya, Inc., Term Loan B, 3.04%, 10/24/14	805	730,286

Floating Rate Loan Interests (a)	Par (000)	Value

Construction & Engineering — 0.9%
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.), Synthetic Letter of Credit, Term Loan (First Lien), 0.19%, 2/07/14	$500	$476,250
Safway Services, LLC, First Out Tranche Loan, 9.00%, 12/18/17	1,500	1,500,000

		1,976,250

Construction Materials — 0.2%
Fairmount Minerals Ltd., Term Loan B, 6.75%, 8/05/16	350	354,521

Consumer Finance — 1.3%
AGFS Funding Co., Term Loan, 7.25%, 4/21/15	3,000	3,022,032

Containers & Packaging — 0.7%
Anchor Glass Container Corp., Term Loan (First Lien), 6.00%, 3/02/16	149	148,749
Berry Plastics Holding Corp., Term Loan C, 2.27% - 2.28%, 4/03/15	495	464,128
Graham Packaging Co., LP, Term Loan D, 6.00%, 9/16/16	900	907,312

		1,520,189

Diversified Consumer Services — 2.6%
Coinmach Service Corp., Term Loan, 3.28%, 11/14/14	1,950	1,700,047
Laureate Education, Series A New Term Loan, 7.00%, 8/15/14	2,938	2,921,220
ServiceMaster Co.:
Closing Date Term Loan, 2.76% - 2.80%, 7/24/14	1,402	1,325,223
Delayed Draw Term Loan, 2.76%, 7/24/14	140	131,972

		6,078,462

Diversified Financial Services — 1.2%
Reynolds Group Holdings, Inc.:
Incremental US Term Loan, 6.25%, 5/05/16	795	799,637
Term Loan D, 6.50%, 5/01/16	1,100	1,107,334
US Term Loan, 6.75%, 5/05/16	889	895,451

		2,802,422

Diversified Telecommunication Services — 1.8%
Hawaiian Telcom Communications, Inc., Term Loan, 9.00%, 10/28/15	600	603,375
Integra Telecom Holdings, Inc., Term Loan, 9.25%, 4/15/15	923	931,047
Level 3 Communications, Incremental Term Loan, 2.54%, 3/13/14	2,225	2,066,071
Wind Telecomunicazioni SpA:
Term Loan Facility B2, 3.47%, 5/26/14	298	296,436

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)	Value

Diversified Telecommunication Services (concluded)
Wind Telecomunicazioni SpA (concluded):
Term Loan Facility C2, 3.47%, 5/24/13	$298	$296,436

		4,193,365

Electric Utilities — 0.8%
New Development Holdings LLC, Term Loan, 7.00%, 7/03/17	1,746	1,773,346

Electrical Equipment — 0.3%
Baldor Electric Co., Term Loan, 5.25%, 1/31/14	572	573,896

Electronic Equipment, Instruments & Components — 0.6%
CDW LLC (FKA CDW Corp.), Term Loan, 4.25%, 10/10/14	1,369	1,318,117

Energy Equipment & Services — 0.4%
MEG Energy Corp., Tranche D Term Loan, 6.00%, 4/03/16	965	965,435

Food & Staples Retailing — 1.0%
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 5.25%, 6/30/16	1,076	1,087,789
U.S. Foodservice, Inc., Term Loan B, 2.75% - 2.76%, 7/03/14	1,235	1,118,190

		2,205,979

Food Products — 2.9%
Advance Pierre Foods, Term Loan (Second Lien), 7.00% - 7.50%, 9/29/16	2,365	2,343,320
Dole Food Co., Inc., Tranche B-1 Term Loan, 5.00% - 5.50%, 3/02/17	436	436,919
Green Mountain Coffee, Inc., Term Loan B, 6.00%, 11/09/16	700	703,938
Michael Foods Group, Inc. (FKA M- Foods Holdings, Inc.), Term Loan B, 6.25%, 6/29/16	499	503,270
Pilgrim’s Pride Corp., Term Loan A, 5.29%, 12/01/12	725	703,250
Pinnacle Foods Finance LLC, Tranche D Term Loan, 6.00%, 4/02/14	958	969,040
Solvest Ltd. (Dole), Tranche C-1 Term Loan, 5.00% - 5.50%, 3/02/17	1,079	1,082,134

		6,741,871

Health Care Equipment & Supplies — 0.3%
DJO Finance LLC (FKA ReAble Therapeutics Finance LLC), Term Loan, 3.26%, 5/20/14	802	784,040

Floating Rate Loan Interests (a)	Par (000)	Value

Health Care Providers & Services — 4.9%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.55%, 7/25/14	$117	$114,592
Term Loan Facility, 2.55%, 7/25/14	2,242	2,219,102
DaVita, Inc., Term Loan B, 4.50%, 10/20/16	1,100	1,102,750
Gentiva Health Services, Inc., Term Loan B, 6.75%, 8/12/16	100	100,667
HCA, Inc.:
Tranche A-1 Term Loan, 1.79%, 11/16/12	2,395	2,341,225
Tranche B-1 Term Loan, 2.54%, 11/18/13	125	122,344
Harden Healthcare, Inc.:
Add-on Term Loan, 7.75%, 3/02/15	1,365	1,337,700
Tranche A Term Loan, 8.50%, 2/22/15	385	376,943
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 7/31/16	2,120	2,130,600
Renal Advantage Holdings, Inc., Tranche B Term Loan, 6.00%, 6/03/16	599	599,248
Vanguard Health Holding Co. II, LLC (Vanguard Health Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16	965	968,048

		11,413,219

Health Care Technology — 1.0%
IMS Health, Inc., Tranche B Dollar Term Loan, 5.25%, 2/26/16	1,454	1,467,110
MedAssets, Inc., Term Loan B, 5.25%, 11/15/16	900	903,937

		2,371,047

Hotels, Restaurants & Leisure — 4.9%
Blackstone UTP Capital LLC, Loan, 7.75%, 11/06/14	1,241	1,253,031
Dunkin’ Finance Corp., Term Loan B, 5.75%, 11/09/17	1,300	1,311,955
Harrah’s Operating Co., Inc.:
Term Loan B-3, 3.29%, 1/28/15	2,298	2,005,736
Term Loan B-4, 9.50%, 10/31/16	1,241	1,281,100
SW Acquisitions Co., Inc., Term Loan, 5.75%, 6/01/16	1,440	1,447,720
Six Flags Theme Parks, Inc., Tranche B Term Loan (First Lien), 6.25%, 6/30/16	1,838	1,846,106
Travelport LLC (FKA Travelport, Inc.), Delayed Draw Term Loan, 2.79%, 8/23/13	250	241,655
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan, 4.80%, 5/27/13	824	824,328

6	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
VML US Finance LLC (FKA Venetian Macau) (concluded):
Term B Delayed Draw Project Loan, 4.78%, 5/25/12	$543	$542,482
Term B Funded Project Loan, 4.80%, 5/27/13	583	582,548

		11,336,661

Household Durables — 0.5%
Visant Corp. (FKA Jostens), Term Loan B, 7.00%, 12/20/16	1,205	1,214,791

IT Services — 3.9%
Audio Visual Services Group, Inc., Tranche B Term Loan (First Lien), 2.54%, 2/28/14	214	172,487
Ceridian Corp., US Term Loan, 3.25% - 3.27%, 11/09/14	1,560	1,468,629
EVERTEC, Inc., Term Loan B, 7.00%, 8/20/16	675	671,625
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.00%, 9/24/14	1,085	976,500
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14	1,440	1,295,967
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14	1,064	959,356
SunGard Data Systems, Inc. (Solar Capital Corp.):
Incremental Term Loan, 6.75%, 2/28/14	851	851,908
Tranche B US Term Loan, 3.90% - 4.04%, 2/28/16	411	406,608
TransUnion Corp., Term Loan B, 6.75%, 6/15/17	2,244	2,267,380

		9,070,460

Independent Power Producers & Energy Traders — 0.3%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility, 4.01%, 4/02/13	192	187,294
Tranche B Term Loan, 4.01%, 4/02/13	15	14,961
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan, 3.76% - 4.07%, 10/10/14	480	370,769
Initial Tranche B-3 Term Loan, 3.75%, 10/10/14	225	173,438

		746,462

Industrial Conglomerates — 0.7%
Sequa Corp., Term Loan, 3.54% - 3.55%, 12/03/14	475	450,326
Tomkins Plc, Term Loan B, 6.25%, 9/16/16	1,250	1,263,672

		1,713,998

Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan, 3.29%, 8/21/14	139	135,046

Floating Rate Loan Interests (a)	Par (000)	Value

Internet & Catalog Retail — 0.3%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14	$573	$573,861

Media — 10.0%
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/09/16	746	740,964
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.54%, 7/03/14	2,750	2,534,469
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14	676	678,104
Charter Communications Operating, LLC:
Term Loan B1, 7.25%, 3/06/14	769	797,061
Term Loan C, 3.54%, 9/06/16	2,238	2,188,461
Ellis Communications KDOC, LLC, Loan, 10.00%, 12/30/11	3,879	1,454,482
Getty Images, Inc., Term Loan B, 5.25%, 10/29/16	1,500	1,511,625
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.48% - 5.79%, 6/12/14	1,396	1,289,597
Hanley-Wood, LLC (FSC Acquisition), Term Loan, 2.56%, 3/10/14	973	429,845
Interactive Data Corp., Term Loan, 6.75%, 1/29/17	698	707,554
Mediacom Illinois, LLC (FKA Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17	495	490,050
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	3,250	3,445,000
Penton Media, Inc., Term Loan (First Lien), 5.00%, 8/01/14	728	544,982
Sinclair Television Group, Inc., New Tranche B Term Loan, 5.50%, 10/29/15	1,011	1,023,779
Sunshine Acquisition Ltd. (FKA HIT Entertainment), Term Facility, 5.54%, 6/01/12	970	938,386
TWCC Holdings Corp., Replacement Term Loans, 5.00%, 9/14/15	1,026	1,031,184
UPC Financing Partnership, Facility Term Loan, 4.25%, 12/30/16	1,750	1,717,187
Univision Communications, Inc., Exit Term Loan, 4.51%, 3/31/17	1,020	950,008
Yell Group Plc/Yell Finance (UK) Ltd., Facility A3, 2.76%, 8/09/11	633	613,828

		23,086,566

Metals & Mining — 0.7%
Euramax International, Inc., Domestic Term Loan:
10.00%, 6/29/13	858	814,837
12.00%, 6/29/13	813	772,109

		1,586,946

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)	Value

Multi-Utilities — 0.2%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.):
Synthetic Letter of Credit, 0.16%, 11/01/13	$7	$6,903
Term B Advance (First Lien), 2.81%, 11/01/13	391	375,569

		382,472

Multiline Retail — 0.5%
Dollar General Corp., Tranche B-2 Term Loan, 3.01%, 7/07/14	598	594,414
The Neiman Marcus Group, Inc., Term Loan B, 4.30%, 4/06/16	504	493,560

		1,087,974

Oil, Gas & Consumable Fuels — 0.3%
Big West Oil, LLC, Term Loan, 12.00%, 7/23/15	594	604,883

Personal Products — 0.3%
NBTY, Inc., Term Loan B, 6.25%, 9/20/17	700	707,870

Pharmaceuticals — 0.7%
Warner Chilcott Co., LLC, Term Loan A, 6.00%, 10/30/14	372	371,637
Warner Chilcott Corp.:
Additional Term Loan, 6.25%, 4/30/15	359	361,141
Term Loan B-1, 6.25%, 4/30/15	148	149,088
Term Loan B-2, 6.25%, 4/30/15	245	246,540
Term Loan B-3, 6.50%, 2/20/16	280	282,363
Term Loan B-4, 6.50%, 2/20/16	95	95,865

		1,506,634

Professional Services — 0.9%
Booz Allen Hamilton, Inc., Tranche C Term Loan, 6.00%, 7/31/15	993	994,733
Fifth Third Processing Solutions, LLC, Term Loan B, 5.50%, 10/21/16	1,100	1,103,575

		2,098,308

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien), 1.75%, 6/28/11	225	215,312

Real Estate Management & Development — 0.6%
Realogy Corp., Synthetic Letter of Credit, 0.11%, 10/10/13	1,470	1,349,325

Semiconductors & Semiconductor Equipment — 0.5%
Freescale Semiconductor, Inc., Extended Maturity Term Loan, 4.51%, 12/01/16	389	365,420

Floating Rate Loan Interests (a)	Par (000)		Value

Semiconductors & Semiconductor Equipment (concluded)
Microsemi Corp., Term Loan B, 5.44%, 10/25/17	$700		$705,833

			1,071,253

Software — 0.2%
Telcordia Technologies, Inc., Term Loan, 6.75%, 4/30/16	547		550,158

Specialty Retail — 2.2%
Burlington Coat Factory Warehouse Corp., Term Loan, 2.51% - 2.52%, 5/28/13	355		344,705
Gymboree Corp., Term Loan B, 5.50%, 11/09/17	900		903,536
Michaels Stores, Inc.:
Term Loan B-1, 2.56%, 10/31/13	433		417,531
Term Loan B-2, 4.81%, 7/31/16	798		790,064
Petco Animal Supplies, Inc., Term Loan B, 6.00%, 8/18/17	1,600		1,602,800
Toys ‘R’ US, Inc., Term Loan B, 6.00%, 8/17/16	1,122		1,128,801

			5,187,437

Textiles, Apparel & Luxury Goods — 0.3%
Philips Van Huesen Corp., US Tranche B Term Loan, 4.75%, 5/06/16	748		755,874

Wireless Telecommunication Services — 2.3%
Cavtel Holdings, LLC, Term Loan, 11.50%, 12/31/12	401		401,950
Digicel International Finance Ltd., US Term Loan (Non-Rollover), 2.81%, 3/30/12	1,764		1,710,968
MetroPCS Wireless, Inc., Tranche B-2 Term Loan, 3.81%, 11/03/16	453		452,191
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 7/30/15	2,750		2,791,250

			5,356,359

Total Floating Rate Loan Interests – 65.3%			151,036,059

Other Interests (j)	Beneficial Interest (000)

Auto Components — 0.0%
Intermet Liquidating Trust, Class A	320		96

Diversified Financial Services — 0.4%
J.G. Wentworth LLC Preferred Equity Interests (k)	—	(l)	951,244

Media — 0.0%
Adelphia Preferred Escrow	3		—

8	BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)
(Percentages shown are based on Net Assets)

Other Interests (j)	Beneficial Interest (000)	Value

Media (concluded)
Adelphia Recovery Trust, Series ACC-6B INT	$250	$25

		25

Metals & Mining — 0.3%
RathGibson Acquisition Corp., LLC (k)	137	729,063

Total Other Interests – 0.7%		1,680,428

Warrants (m)	Shares

Media — 0.0%
Charter Communications, Inc. (Expires 11/30/14)	6,862	30,879

Total Long-Term Investments (Cost – $295,107,415) – 121.3%		280,818,325

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18%, (n)(o)	2,970,118	2,970,118

Total Short-Term Securities (Cost – $2,970,118) – 1.3%		2,970,118
Total Investments (Cost – $298,077,533*) – 122.6%		283,788,443
Liabilities in Excess of Other Assets – (22.6) %		(52,382,334)

Net Assets – 100.0%		$231,406,109

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$298,578,245

Gross unrealized appreciation	$11,050,093
Gross unrealized depreciation	(25,839,895)

Net unrealized depreciation	$(14,789,802)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	As a result of bankruptcy proceedings, the company did not repay the principal amount or accrued interest of the security upon maturity.

(f)	Convertible security.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	The investment is held by a wholly-owned taxable subsidiary of the Fund.

(l)	Amount is less than $1,000.

(m)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at February 28, 2010	Net Activity	Shares at November 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,938,484	1,031,634	2,970,118	$4,273

(o)	Represents the current yield as of report date.

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)

•	Foreign currency exchange contracts as of November 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	234,000	USD	229,197	Citibank N.A.	1/19/11	$(1,484)
USD	885,034	CAD	900,000	UBS AG	1/19/11	9,215

						$7,731

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	USD	460	$6,269
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	September 2013	USD	200	$7,599

Total						$13,868

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2010	10

Schedule of Investments (concluded)	BlackRock Senior High Income Fund, Inc. (ARK)

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	—	$2,363,750	$2,363,750
Common Stocks	$1,650,374	$1,477,807	444,852	3,573,033
Corporate Bonds	—	116,995,525	5,138,651	122,134,176
Floating Rate Loan Interests	—	118,557,489	32,478,570	151,036,059
Other Interests	—	—	1,680,428	1,680,428
Warrants	30,879	—	—	30,879
Short-Term Securities	2,970,118	—	—	2,970,118
Liabilities:
Unfunded Loan Commitments	—	—	(8,164)	(8,164)

Total	$4,651,371	$237,030,821	$42,098,087	$283,780,279

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$13,868	—	$13,868
Foreign currency exchange contracts	—	9,215	—	9,215
Liabilities:
Foreign currency exchange contracts	—	(1,484)	—	(1,484)

Total	—	$21,599	—	$21,599

[1]

Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Unfunded Loan Commitments	Total

Balance, as of February 28, 2010	—	$179,112	$8,012,790	$17,012,972	$1,066,529	$—	$26,271,403
Accrued discounts/premiums.	—	—	116,330	217,800	—	—	334,130
Net realized gain (loss)	—	—	(1,236,041)	(41,007)	140,207	—	(1,136,841)
Net change in unrealized appreciation/depreciation[2]	—	291,009	965,345	639,323	(1,006,319)	$(8,164)	881,194
Purchases	—	—	40,983	2,938,905	—	—	2,979,888
Sales	—	—	(2,760,756)	(8,218,676)	(200,295)	—	(11,179,727)
Transfers in3	2,363,750	389,903	—	22,620,650	1,680,306	—	27,054,609
Transfers out[3]		(415,172)	—	(2,691,397)	—	—	(3,106,569)

Balance, as of November 30, 2010	$2,363,750	$444,852	$5,138,651	$32,478,570	$1,680,428	$(8,164)	$42,098,087

[2]	The change in the unrealized appreciation/depreciation on the securities still held on November 30, 2010 was $(620,828).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK SENIOR HIGH INCOME FUND, INC.	NOVEMBER 30, 2010	11

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior High Income Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior High Income Fund, Inc.

Date: January 26, 2011